Financial instruments - financial and other risks - Categories of financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 2,541,678	$ 2,415,326
Number of fixed rate sale and leaseback arrangements | vessel	3
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 24,821	22,471
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	6,400	12,300
Finance lease | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	13,100	8,700
Unsecured Senior Notes Due 2025 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	2,300	1,400
Unsecured Senior Notes Due 2025 | Unamortized discount on debt
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	200
Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	35,080	12,863
Accrued expenses | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	24,906	32,193
Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	566,310	976,505
Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,639,991	1,271,449
Lease liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	575,377	632,473
Convertible Notes Due 2022 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	69,695	151,229
Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	70,209	28,100
Convertible Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	208,133	0
Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	230,415	187,511
Restricted cash | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	4,791	5,293
Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	38,069	33,017
Investment in BWTS | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Seller's credit on sale leaseback vessels | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	10,793	10,192
Level 1 of fair value hierarchy | Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	35,080	12,863
Level 1 of fair value hierarchy | Accrued expenses | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	24,906	32,193
Level 1 of fair value hierarchy | Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	69,366	28,774
Level 1 of fair value hierarchy | Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	230,415	187,511
Level 1 of fair value hierarchy | Restricted cash | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,791	5,293
Level 1 of fair value hierarchy | Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	38,069	33,017
Level 1 of fair value hierarchy | Seller's credit on sale leaseback vessels | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,793	10,192
Level 2 of fair value hierarchy | Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	566,310	976,505
Level 2 of fair value hierarchy | Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,648,993	1,290,390
Level 2 of fair value hierarchy | Lease liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	575,834	634,707
Level 2 of fair value hierarchy | Convertible Notes Due 2022 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	69,059	145,647
Level 2 of fair value hierarchy | Convertible Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	195,438	0
Level 3 of fair value hierarchy | Investment in BWTS | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Ballast water treatment systems
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices			$ 600
STI Beryl, STI Le Rocher and STI Larvotto | Vessels
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350
Sale leaseback transaction, aggregate amount	13,100
Scorpio Pools | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	73,161	73,161
Scorpio Pools | Level 1 of fair value hierarchy | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 73,161	$ 73,161